Amplify Bitcoin 2% Monthly Option Income ETF
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 24.1%		Shares	Value
iShares Bitcoin Trust ETF (a)		77,876	$3,866,543
TOTAL EXCHANGE TRADED FUNDS (Cost $4,805,419)			3,866,543

PURCHASED OPTIONS - 3.1% (a)	Notional Amount	Contracts	Value
Call Options - 3.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 02/20/2026; Exercise Price: $217.50 (b)(c)(d)	$11,947,838	578	497,612
TOTAL PURCHASED OPTIONS (Cost $1,091,186)			497,612

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 34.7%		Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (e)(f)		5,576,676	5,576,676
TOTAL MONEY MARKET FUNDS (Cost $5,576,676)			5,576,676

U.S. TREASURY BILLS - 32.3%		Par	Value
3.80%, 01/06/2026 (g)		1,000,000	999,617
3.84%, 01/15/2026 (g)		1,200,000	1,198,466
3.75%, 02/03/2026 (g)		1,000,000	996,879
3.77%, 02/12/2026 (g)		500,000	497,958
3.73%, 02/19/2026 (g)		900,000	895,734
3.70%, 02/24/2026 (g)		600,000	596,882
TOTAL U.S. TREASURY BILLS (Cost $5,184,282)			5,185,536

TOTAL INVESTMENTS - 94.2% (Cost $16,657,563)			15,126,367
Other Assets in Excess of Liabilities - 5.8%			927,245
TOTAL NET ASSETS - 100.0%			$16,053,612

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)	The rate shown is the annualized yield as of December 31, 2025.

Amplify Bitcoin 2% Monthly Option Income ETF
Consolidated Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (6.7)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 01/06/2026; Exercise Price: $219.42 (a)(b)	$(11,782,470)	(570)	$(29,241)

Put Options - (6.5)%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 02/20/2026; Exercise Price: $217.50 (a)(b)	(11,947,838)	(578)	(1,044,313)
TOTAL WRITTEN OPTIONS (Premiums received $1,123,463)			$(1,073,554)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Bitcoin 2% Monthly Option Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$3,866,543	$–	$–	$3,866,543
Purchased Options	–	497,612	–	497,612
Money Market Funds	5,576,676	–	–	5,576,676
U.S. Treasury Bills	–	5,185,536	–	5,185,536
Total Investments	$9,443,219	$5,683,148	$–	$15,126,367

Liabilities:
Investments:
Written Options	$–	$(1,073,554)	$–	$(1,073,554)
Total Investments	$–	$(1,073,554)	$–	$(1,073,554)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.